NOTE 9 - STOCK PURCHASE WARRANTS (Detail)	6 Months Ended
Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	each warrant is exercisable into one share of Company restricted common stock